LOSS PER CLASS A and CLASS B ORDINARY SHARE - Computation of basic and diluted loss per share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Proceeds from issuance of ordinary shares			¥ 15,974,517
Net loss	¥ (1,266,118)	¥ (1,191,213)	(669,214)
Net loss (income) attributable to non-controlling interests	(3,427)	1,403
Net loss attributable to redeemable non-controlling interests	655	2,592	2,807
Accretion to redemption value of redeemable non-controlling interests	(10,801)	(77,644)	(18,627)
Adjustment to the redemption value of redeemable non-controlling interests	(178,982)
Cumulative dividend on redeemable preferred shares	(51,212)	(49,073)	(52,709)
Net loss available to GDS Holdings Limited ordinary shareholders	¥ (1,509,885)	¥ (1,313,935)	¥ (737,743)
Weighted average number of ordinary share outstanding, basic	1,464,447,843	1,452,906,722	1,253,559,523
Weighted average number of ordinary share outstanding, diluted	1,464,447,843	1,452,906,722	1,253,559,523
Loss per Class A and Class B ordinary share, basic	¥ (1.03)	¥ (0.90)	¥ (0.59)
Loss per Class A and Class B ordinary share, diluted	¥ (1.03)	¥ (0.90)	¥ (0.59)
Ordinary Shares
Shares issued to depository bank (in shares)	29,252,600		32,592,288
Proceeds from issuance of ordinary shares	¥ 0	¥ 0	¥ 0